Victory Integrity Discovery Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%	14.82%		14.82%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Russell Microcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.84%		10.57%		10.54%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.60%		10.53%		8.99%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.25%		10.88%		8.92%	[1]
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	14.34%		12.06%		9.87%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.95%		10.42%		8.26%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.20%		9.39%		7.66%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.